Deferred Acquisition Costs and Deferred Sales Inducements (Tables)	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Deferred Acquisition Costs
The balances of, and changes, in deferred acquisition costs were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Balance, beginning of period	$13,897	$12,334	$11,067
Deferrals of acquisition costs	789	739	796
Amortization	(519)	534	1,003
Unrealized investment (gains) losses	79	290	(532)
Balance, end of period	14,246	13,897	12,334

Deferred Sales Inducements
The balances of and changes in deferred sales inducements, which are reported in other assets, were as follows (in millions):

	Years Ended December 31,
	2021	2020	2019
Balance, beginning of year	$1	$54	$145
Deferrals of sales inducements	1	3	11
Amortization	(2)	(144)	(22)
Unrealized investment losses (gains)	1	88	(80)
Balance, end of year	1	1	54